MERRILL LYNCH
FUNDAMENTAL
GROWTH
FUND, INC.






FUND LOGO






Quarterly Report

May 31, 1998


Officers and Directors
Arthur Zeikel, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Steven B. Swensrud, Director
Terry K. Glenn, Executive Vice President
Lawrence R. Fuller, Senior Vice President
   and Portfolio Manager
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Fundamental
Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.


DEAR SHAREHOLDER

For the quarter ended May 31, 1998, total returns for Merrill Lynch Fundamental Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +4.13%, +3.84%, +3.88% and +4.04%, respectively. For the same three-month period, the total return for the unmanaged Standard & Poor's 500 Index (S&P 500) was +4.35%. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)

During the May quarter, the best stock price gains were from equity positions in the communications equipment and retailing industries. Six of the companies among the Fund's top ten equity holdings, including the top four holdings, had total returns significantly greater than the total return for the unmanaged S&P 500. (See page 4 of this report to shareholders for a complete listing of the Fund's Ten Largest Holdings.)

The Environment
During most of the May quarter, investors were worried that central banks in the United States, the United Kingdom and Germany would tighten monetary policy. We believe that to forecast a tightening of monetary policy would not take into account the economic and social dislocations taking place within the major developing economies of Asia and the very modest real economic growth in Japan. The most recent business and economic reports on the US economy show continued robust growth of real consumer spending. US households are benefiting from a relatively tight labor market in the all-important service industries and from rising rates of growth in real wages. Also, residential mortgage financing rates remain at attractive levels. Finally, state and local legislators, as well as Federal legislators, are looking for ways to allocate part of budget surpluses to consumers in the form of future tax cuts. This would add to the Federal tax cut stimulus to spending for lower and middle-income consumers which started in January 1998. Price inflation remains modest because of the competitive pricing of Asian manufacturers in everything from motor vehicles to apparel. It appears that US consumers will benefit, while domestic manufacturers who are trying to compete against global manufacturers in Asia will be disadvantaged as the comparative cost of manufacturing has declined substantially relative to US producers.

Investment Strategy
Our investment strategy did not change significantly during the May quarter. We continued to focus primarily on large-capitalization, high-quality growth companies. We preferred to invest in companies that offered value-added products and services with an emphasis toward research and development of future products and services. In addition, a majority of the companies in the Fund's portfolio have a global focus in terms of marketing, sales and service.

During the May quarter, we reduced the Fund's weighting in some of the major communications equipment companies after the stock prices of several of these companies rose to record highs. Our investments in these companies were the most important contributors to the Fund's returns for the May quarter. However, we have become concerned about the relative valuations of some of these companies because they are operating in an environment where they may be forced to stretch out or cancel some of their major contracts for communications infrastructure in Asia or Latin America.

We anticipate a continuation of relatively strong real growth in US consumer spending on computers, home furnishings, electronic entertainment goods, entertainment services, apparel and healthcare. Consequently, we maintained significant holdings in general merchandise retail store and specialty retailing companies. Our focus in technology investments remains on those companies that we believe are playing the leadership roles in the expansion of networked operational systems. Systeme, Anwendungen, Produkte in der Datenverarbeitung (SAP AG) in Germany continues to be one the portfolio's top five equity holdings. We believe that the company is the leading software developer and vendor in networked business application software for large enterprises.




Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1998




We added eight companies to the portfolio during the May quarter, many of them based on their attractive valuations. These companies were E.I. duPont de Nemours & Company, The Seagram Company Ltd., WorldCom, Inc., Chancellor Media Corp., Franklin Resources, Inc., Gannett Co., Inc., Federated Department Stores, Inc. and AT&T Corp. We added duPont because of the relatively modest stock valuation and the potential for a substantial improvement in returns and earnings growth over the next five years as the company's current management becomes more aggressive in corporate restructuring. Since duPont's management made clear its intentions to liquidate the company's investment in its energy subsidiary, Conoco, and to exercise its purchase option for 50% of duPont-Merck Pharmaceuticals, we believe that management can accomplish a major corporate shift in product mix toward life sciences.

We added The Seagram Company, Ltd. because of the potential for enhanced rates of growth in earnings from the acquisition and integration of PolyGram N.V. into Seagram's Universal Music subsidiary. We purchased shares of WorldCom, Inc. because of the company's focus on the most rapidly growing and most profitable commercial telecommunication businesses on a global basis. Chancellor Media Corp. was added in light of the potential for rapid growth and substantial improvements in returns as management develops one of the two largest radio and television broadcast groups by means of acquisitions and mergers under the new Federal deregulation. In response to expectations of continued rapid growth and improving returns for the second-largest publicly traded investment manager in the United States, we purchased shares of Franklin Resources, Inc. We added Gannett Co., Inc. largely in response to our expectations of improving rates of return from restructuring and a favorable environment in the United States for growth of advertising revenue. We added Federated Department
Stores, Inc. because of the prospects for improved rates of growth in earnings in a favorable US market environment for consumer spending. Finally, AT&T Corp. was added in part because of the prospects for a significant improvement in returns from major restructuring by the new chief executive officer.

In Conclusion
We continue to have a positive outlook for investment opportunities in the US equity markets. We appreciate your investment in Merrill Lynch Fundamental Growth Fund, Inc., and we look forward to reviewing our investment strategy and outlook with you in our upcoming annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Lawrence R. Fuller)
Lawrence R. Fuller
Senior Vice President and Portfolio Manager



June 25, 1998




Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1998




PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder prior to October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after 8 years. (There is no initial sales charge for automatic share conversions.) If you were a Class B shareholder prior to October 21, 1994, your Class B Shares were redesignated to Class C Shares on October 21, 1994.

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.




Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/98                        +47.65%        +39.89%
Inception (10/21/94)
through 3/31/98                           +28.51         +26.51

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/98                        +45.95%        +41.95%
Inception (10/21/94)
through 3/31/98                           +27.17         +27.01

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/98                        +45.96%        +44.96%
Five Years Ended 3/31/98                  +18.50         +18.50
Inception (12/24/92)
through 3/31/98                           +16.68         +16.68

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/98                        +47.14%        +39.42%
Five Years Ended 3/31/98                  +19.43         +18.15
Inception (12/24/92)
through 3/31/98                           +17.59         +16.40

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.




Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1998




PERFORMANCE DATA (concluded)

Recent Performance Results
                                                                   12 Month         3 Month      Since Inception
                                                                 Total Return     Total Return     Total Return
ML Fundamental Growth Fund, Inc. Class A Shares*                    +30.67%          + 4.13%         +138.49%
ML Fundamental Growth Fund, Inc. Class B Shares*                    +29.26           + 3.84          +129.75
ML Fundamental Growth Fund, Inc. Class C Shares*                    +29.30           + 3.88          +126.33
ML Fundamental Growth Fund, Inc. Class D Shares*                    +30.33           + 4.04          +136.07
Standard & Poor's 500 Index**                                       +30.69           + 4.35      +153.27/+181.76

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A and Class B Shares, 10/21/94; and Class C and Class D Shares, 12/24/92.
**An unmanaged broad-based Index comprised of common stocks. Since inception total returns are: from 10/21/94 to 5/31/98 and from 12/24/92 to 5/31/98, respectively.



PORTFOLIO INFORMATION

Ten Largest Holdings                    Percent of
(Equity Investments)                    Net Assets

Wal-Mart Stores, Inc.                       4.0%
General Electric Co.                        3.4
SAP AG (Systeme, Anwendungen, Produkte
   in der Datenverarbeitung) (ADR)          3.2
Pfizer, Inc.                                3.1
Sprint Corporation                          2.9
Cisco Systems, Inc.                         2.8
COMPAQ Computer Corp.                       2.8
Microsoft Corp.                             2.6
Procter &Gamble Co.                         2.6
Walt Disney Company (The)                   2.6



Ten Largest Industries                  Percent of
(Equity Investments)                    Net Assets

Software--Computer                          8.2%
Pharmaceuticals                             7.3
Communications Equipment                    6.7
Telecommunications                          6.2
Banking & Financial                         5.8
Retail Specialty                            5.6
Retail Stores                               5.3
Household Products                          5.2
Computers                                   4.5
Financial Services                          4.3




 Equity Portfolio Changes for the
 Quarter Ended May 31, 1998

 Additions

 AT&TCorp.
 Chancellor Media Corp. (Class A)
 duPont (E.I.) de Nemours &Company
 Federated Department Stores, Inc.
 Franklin Resources, Inc.
 Gannett Co., Inc.
 Seagram Company Ltd. (The)
*Sodexho Marriott Services, Inc.
 WorldCom, Inc.


 Deletions

*Sodexho Marriott Services, Inc.

[FN]
*Added and deleted in the same quarter.




Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1998



SCHEDULE OF INVESTMENTS
                                Shares                                                                              Percent of
Industries                       Held                    Stocks                             Cost           Value    Net Assets
Advertising                     120,000    Interpublic Group of Companies, Inc.        $  4,855,556     $  7,117,500    0.8%

Banking & Financial             275,000    Banc One Corp.                                12,748,106       15,159,375    1.7
                                 75,000    BankAmerica Corp.                              5,404,138        6,201,563    0.7
                                 40,000    Citicorp                                       5,465,186        5,965,000    0.7
                                200,000    Mellon Bank Corp.                             11,074,562       13,487,500    1.5
                                155,000    State Street Boston Corp.                      7,301,335       10,685,313    1.2
                                                                                       ------------     ------------  ------
                                                                                         41,993,327       51,498,751    5.8

Beverages                        80,000    Coca-Cola Company (The)                        4,538,538        6,270,000    0.7
                                 60,000    Seagram Company Ltd. (The)                     2,554,446        2,636,250    0.3
                                                                                       ------------     ------------  ------
                                                                                          7,092,984        8,906,250    1.0

Broadcasting--                  175,000    Chancellor Media Corp. (Class A)               8,166,700        7,306,250    0.8
Radio & Television              100,000    Clear Channel Communications, Inc.             8,510,355        9,587,500    1.1
                                                                                       ------------     ------------  ------
                                                                                         16,677,055       16,893,750    1.9

Chemicals                       130,000    duPont (E.I.) de Nemours & Company            10,494,650       10,010,000    1.1

Communications                  330,000    Cisco Systems, Inc.                           20,134,633       24,915,000    2.8
Equipment                       400,000    FORE Systems, Inc.                             9,010,073        8,725,000    1.0
                                155,000    Lucent Technologies, Inc.                      7,681,210       10,995,313    1.3
                                200,000    Newbridge Networks Corporation                 8,383,528        5,675,000    0.6
                                 65,000    Northern Telecom Ltd.                          3,216,039        4,160,000    0.5
                                160,000    Telefonaktiebolaget LM Ericsson (ADR)(a)       3,248,268        4,460,000    0.5
                                                                                       ------------     ------------  ------
                                                                                         51,673,751       58,930,313    6.7

Computers                       880,000    COMPAQ Computer Corp.                         20,608,463       24,035,000    2.8
                                111,000    Dell Computer Corporation                      7,489,535        9,143,625    1.0
                                100,000    Hewlett-Packard Co.                            6,776,848        6,212,500    0.7
                                                                                       ------------     ------------  ------
                                                                                         34,874,846       39,391,125    4.5

Cosmetics                       110,000    Gillette Company (The)                         8,698,636       12,883,750    1.5
                                 20,000    International Flavors & Fragrances, Inc.         973,375          960,000    0.1
                                                                                       ------------     ------------  ------
                                                                                          9,672,011       13,843,750    1.6

Electrical Equipment             30,000    Emerson Electric Co.                           1,226,140        1,822,500    0.2
                                360,000    General Electric Co.                          22,421,969       30,015,000    3.4
                                 10,000    Honeywell, Inc.                                  748,156          839,375    0.1
                                                                                       ------------     ------------  ------
                                                                                         24,396,265       32,676,875    3.7

Electronics                     250,000    Intel Corp.                                   19,253,623       17,843,750    2.0
                                 50,000    STMicroelectronics (NY Registered
                                           Shares) (b)                                    3,657,534        3,868,750    0.4
                                220,000    Texas Instruments Inc.                        12,827,918       11,302,500    1.3
                                                                                       ------------     ------------  ------
                                                                                         35,739,075       33,015,000    3.7

Energy                          160,000    El Paso Natural Gas Co.                        3,947,494        6,180,000    0.7
                                 75,000    Enron Corp.                                    3,296,700        3,759,375    0.4
                                                                                       ------------     ------------  ------
                                                                                          7,244,194        9,939,375    1.1



Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1998



SCHEDULE OF INVESTMENTS (continued)
                                Shares                                                                              Percent of
Industries                       Held                    Stocks                             Cost           Value    Net Assets
Entertainment                   100,000    Viacom, Inc. (Class A)                      $  4,607,042     $  5,506,250    0.6%
                                200,000    Walt Disney Company (The)                     19,382,580       22,625,000    2.6
                                                                                       ------------     ------------  ------
                                                                                         23,989,622       28,131,250    3.2

Financial Services               35,000    American Express Company                       3,103,538        3,591,875    0.4
                                 95,000    Federal National Mortgage Association          4,954,567        5,688,125    0.7
                                150,000    Franklin Resources, Inc.                       8,168,922        7,331,250    0.8
                                180,000    Morgan Stanley, Dean Witter,
                                           Discover & Co.                                11,328,122       14,051,250    1.6
                                120,000    Travelers Group, Inc.                          5,956,821        7,320,000    0.8
                                                                                       ------------     ------------  ------
                                                                                         33,511,970       37,982,500    4.3

Food                             30,000    ConAgra Inc.                                     649,650          877,500    0.1
                                 50,000    Wrigley (Wm.) Jr. Co. (Class B)                3,490,500        4,812,500    0.5
                                                                                       ------------     ------------  ------
                                                                                          4,140,150        5,690,000    0.6

Food Merchandising               50,000    Albertson's, Inc.                              1,884,337        2,315,625    0.3
                                150,000    Meyer (Fred), Inc.                             2,851,086        6,450,000    0.7
                                                                                       ------------     ------------  ------
                                                                                          4,735,423        8,765,625    1.0

Home Furnishings                265,000    Ethan Allen Interiors, Inc.                   14,282,904       13,332,813    1.5

Hotel                           120,000    Marriott International, Inc.                   3,783,091        4,170,000    0.5

Household Products               35,000    Colgate-Palmolive Co.                          2,974,055        3,045,000    0.3
                                 80,000    Kimberly-Clark Corporation                     4,058,752        3,965,000    0.5
                                270,000    Procter & Gamble Co.                          19,879,296       22,663,125    2.6
                                200,000    Unilever N.V. (NY Registered Shares)          14,358,141       15,787,500    1.8
                                                                                       ------------     ------------  ------
                                                                                         41,270,244       45,460,625    5.2

Information                     360,000    First Data Corp.                              13,271,227       11,970,000    1.4
Processing

Insurance                        10,000    Aetna, Inc.                                      822,491          781,875    0.1
                                110,000    American International Group, Inc.            11,331,303       13,619,375    1.5
                                                                                       ------------     ------------  ------
                                                                                         12,153,794       14,401,250    1.6

Leisure                         230,000    Polygram N.V. (NY Registered Shares)          11,870,421       12,535,000    1.4

Medical--Technology             125,000    Boston Scientific Corp.                        7,080,271        7,968,750    0.9
                                120,000    Guidant Corp.                                  7,944,182        7,732,500    0.9
                                 20,000    Johnson & Johnson                                947,465        1,381,250    0.2
                                                                                       ------------     ------------  ------
                                                                                         15,971,918       17,082,500    2.0

Oil Services                    135,000    Baker Hughes, Inc.                             5,593,791        4,860,000    0.6
                                 80,000    Diamond Offshore Drilling, Inc.                3,336,776        3,825,000    0.4
                                 50,000    Schlumberger Ltd.                              3,129,152        3,903,125    0.4
                                                                                       ------------     ------------  ------
                                                                                         12,059,719       12,588,125    1.4

Pharmaceuticals                  30,000    Amgen, Inc.                                    1,598,927        1,813,125    0.2
                                180,000    Bristol-Myers Squibb Co.                      16,718,139       19,350,000    2.2
                                135,000    Merck & Co., Inc.                             15,401,794       15,803,437    1.8
                                260,000    Pfizer, Inc.                                  20,178,566       27,251,250    3.1
                                                                                       ------------     ------------  ------
                                                                                         53,897,426       64,217,812    7.3

Photography                      25,000    Eastman Kodak Co.                              1,602,338        1,784,375    0.2




Merrill Lynch Fundamental Growth Fund, Inc.
May 31, 1998



SCHEDULE OF INVESTMENTS (concluded)
                                Shares                                                                              Percent of
Industries                       Held                    Stocks                             Cost           Value    Net Assets
Pollution Control                20,000    Waste Management, Inc.                      $    591,174     $    650,000    0.1%

Publishing                       32,000    Gannett Co., Inc.                              2,189,434        2,110,000    0.2

Restaurant                       25,000    McDonald's Corp.                               1,141,245        1,640,625    0.2

Retail Specialty                170,000    CVS Corporation                               11,215,613       11,931,875    1.4
                                170,000    Gap, Inc. (The)                                7,300,645        9,180,000    1.0
                                700,000    Staples Inc.                                  13,028,523       17,543,750    2.0
                                310,000    Walgreen Co.                                   9,852,418       10,908,125    1.2
                                                                                       ------------     ------------  ------
                                                                                         41,397,199       49,563,750    5.6

Retail Stores                   215,000    Federated Department Stores, Inc.             10,705,901       11,139,687    1.3
                                640,000    Wal-Mart Stores, Inc.                         25,749,479       35,320,000    4.0
                                                                                       ------------     ------------  ------
                                                                                         36,455,380       46,459,687    5.3

Semiconductor                   320,000    Applied Materials, Inc.                       11,709,476       10,240,000    1.2
Capital Equipment

Software--Computer              105,000    Baan Company, N.V. (US Registered
                                           Shares)                                        4,157,687        4,751,250    0.5
                                275,000    Microsoft Corp.                               22,799,608       23,323,437    2.6
                                375,000    PeopleSoft, Inc.                              17,444,025       16,335,937    1.9
                                150,000    SAP AG (Systeme, Anwendungen,
                                           Produkte in der Datenverarbeitung)
                                           (ADR)(a)                                      10,425,846       27,737,670    3.2
                                                                                       ------------     ------------  ------
                                                                                         54,827,166       72,148,294    8.2

Telecommunications              320,000    AT&T Corp.                                    20,900,082       19,480,000    2.2
                                350,000    Sprint Corporation                            22,132,938       25,112,500    2.9
                                220,000    WorldCom, Inc.                                 9,650,460       10,010,000    1.1
                                                                                       ------------     ------------  ------
                                                                                         52,683,480       54,602,500    6.2

Toys                            175,000    Mattel, Inc.                                   6,563,982        6,628,125    0.7

Travel & Lodging                150,000    Carnival Corporation (Class A)                 7,855,208       10,162,500    1.2

                                           Total Stocks                                 706,667,705      814,540,045   92.4


                               Face
                              Amount            Short-Term Securities

Commercial                  $43,561,000    General Motors Acceptance Corp.,
Paper*                                     5.69% due 6/01/1998                           43,547,230       43,547,230    5.0
                             25,000,000    Lexington Parker Capital Co. LLC,
                                           5.53% due 6/19/1998                           24,923,194       24,923,194    2.8


                                           Total Short-Term Securities                   68,470,424       68,470,424    7.8


Total Investments                                                                      $775,138,129      883,010,469  100.2
                                                                                       ============
Liabilities in Excess of Other Assets                                                                     (1,323,017)  (0.2)
                                                                                                        ------------  ------
Net Assets                                                                                              $881,687,452  100.0%
                                                                                                        ============  ======

Net Asset                   Class A--Based on net assets of $110,308,740 and
Value:                               6,070,827 shares outstanding                                       $      18.17
                                                                                                        ============
                            Class B--Based on net assets of $523,627,940 and
                                     30,244,009 shares outstanding                                      $      17.31
                                                                                                        ============
                            Class C--Based on net assets of $122,745,116 and
                                     7,058,123 shares outstanding                                       $      17.39
                                                                                                        ============
                            Class D--Based on net assets of $125,005,656 and
                                     6,932,693 shares outstanding                                       $      18.03
                                                                                                        ============


  *Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
(a)American Depositary Receipts (ADR).
(b)Formerly known as SGS-Thomson Microelectronics N.V.